Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 11,203	$ 8,434	$ 19,176	$ 25,441	$ 30,637	[1]	$ 13,556	[1]	$ 1,274	$ 31
USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		4,260	15,596		22,756		1,021
NIS
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		3,059	1,688		6,225		7,627
Euro
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		1,110	1,892		1,656		$ 4,908
GBP
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 5	$ 0		$ 0

[1]	Reclassified